Goodwill (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the fiscal years ended March 31, 2012 and 2013 were as follows:

	For the year ended March 31,
	2012			2013
	Gross	Accumulated impairment	Net	Gross	Accumulated impairment	Net
	US$	US$	US$	US$	US$	US$
As at beginning of the year	10,515,168	8,515,168	2,000,000	10,515,168	8,515,168	2,000,000
Impairment	—	—	—	—	2,000,000	2,000,000
As at end of the year	10,515,168	8,515,168	2,000,000	10,515,168	10,515,168	—